Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			$ 179
Beginning balance, lease liabilities			2,658
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	$ 0	$ (1,346)	0	$ (1,346)
Principal Repayment of Leases	(74)	(70)	(219)	(216)
Variable Dividends Paid on Common Shares			(251)
Payment for Purchase of Warrants	0	(600)	0	(600)
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	0	(84)	0	(84)
Lease Additions			104
Variable Dividends Declared on Common Shares			251
Ending balance, short term borrowings	101		101		$ 179
Ending Balance, lease liabilities	2,640		2,640		2,658
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance. dividend payables			9	9	9
Non-Cash Changes:
Ending balance. dividend payables	9	9	9	9	9
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends Paid			(925)	(729)
Non-Cash Changes:
Dividends declared			925	729
Dividends Payable | Preferred Shares
Changes From Financing Cash Flows:
Dividends Paid			(27)	(27)
Non-Cash Changes:
Dividends declared			27	27
Warrant Purchase Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, warrant payable			0	0	0
Changes From Financing Cash Flows:
Payment for Purchase of Warrants				(600)
Finance and Transaction Costs				(2)
Non-Cash Changes:
Finance and Transaction Costs			0	2
Purchased and Cancelled				711
Ending balance, warrant payable	0	111	0	111	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			179	115	115
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings			(74)	(101)
Non-Cash Changes:
Exchange Rate Movements and Other			(4)	0
Ending balance, short term borrowings	101	14	101	14	179
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			7,108	8,691	8,691
Changes From Financing Cash Flows:
Repayment of Long-Term Debt				(1,346)
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt				(84)
Finance and Transaction Costs			(13)	(15)
Exchange Rate Movements and Other			104	(22)
Ending balance, long-term debt	7,199	7,224	7,199	7,224	7,108
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			2,658	2,836	2,836
Changes From Financing Cash Flows:
Principal Repayment of Leases			(219)	(216)
Non-Cash Changes:
Lease Acquisitions				33
Lease Additions			104	45
Exchange Rate Movements and Other			97	35
Ending Balance, lease liabilities	$ 2,640	$ 2,733	$ 2,640	$ 2,733	$ 2,658